Equity- Restricted share grants (Details) - Restricted Stock - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Shares
Beginning balance	0	0
Granted	60,575	13,169	52,670
Forfeited	(26,335)	0	0
Vested	(34,240)	(13,169)	(52,670)
Ending balance		0	0
Weighted Average Grant Date Fair Value Per Share
Beginning balance		$ 0	$ 0	$ 0
Granted	$ 2.14	5.11	25.65
Forfeited	2.14	0	0
Vested	$ 2.14	5.11	25.65
Ending balance		$ 0	$ 0